Label	Element	Value
American Funds Emerging Markets Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds Emerging Markets Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s investment objective is to provide a high level of total return over the long term, of which current income is a large component.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 38 of the prospectus and on page 86 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will invest at least 80% of its net assets (including any borrowing for investment purposes) in bonds and other debt securities, which may be represented by derivatives. The fund will invest at least 80% of its net assets (including any borrowing for investment purposes) in securities of emerging markets issuers, defined as securities: (1) that are from issuers in emerging markets as defined by global index providers designated by the investment adviser (for example, the investment adviser expects that most emerging markets included in any one of the Morgan Stanley Capital Index (MSCI) Emerging Markets or Frontier Market Indices or J.P. Morgan Emerging Markets Bond and J.P. Morgan Global Bond Indices will be treated as emerging markets); (2) that are denominated in emerging markets currencies; (3) that are from issuers deemed to be suitable for the fund because they have or are expected to have significant economic exposure to emerging markets (through assets, revenues, or profits); (4) that are issued by countries rated Ba/BB or lower; or (5) that are issued by countries that are on an International Monetary Fund (“IMF”) program, have outstanding liabilities to the IMF or have exited an IMF program no more than five years earlier. The IMF’s primary purpose is to ensure the stability of the international monetary system. Under an IMF lending program, certain countries may request financial assistance to help correct balance of payment problems in those countries. The fund may invest up to 100% of its assets in securities denominated in currencies other than the U.S. dollar. The fund may invest in any quality debt securities with a wide range of maturities.

The fund may invest in forward currency contracts, futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund invests primarily in securities of emerging market issuers, including for example, sovereign debt of emerging market countries and debt of companies located in or with substantial business in emerging markets. Such securities may be rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Such securities are sometimes referred to as “junk bonds.” Ratings are only one of many factors the investment adviser considers when investing in emerging markets and are not necessarily determinative of the potential return on the investment.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. To the extent that the fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. To the extent that the fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.
RIsk Not Insured [Text]	rr_RiskNotInsured	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The J.P. Morgan Index Blend - 50% J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified & 50% J.P. Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified reflects the bond market sectors in which the fund invests. The Lipper Emerging Markets Hard Currency Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The J.P. Morgan Index Blend - 50% J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified & 50% J.P. Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified reflects the bond market sectors in which the fund invests. The Lipper Emerging Markets Hard Currency Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	capitalgroup.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past investment results (before and after taxes) are not predictive of future investment results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Class F-2 shares are not subject to sales charges.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this period were: Highest 13.27% (quarter ended June 30, 2020) Lowest -14.15% (quarter ended March 31, 2020)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.15%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2022:
American Funds Emerging Markets Bond Fund | J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.78%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.31%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2016
American Funds Emerging Markets Bond Fund | J.P. Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.69%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.51%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.43%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2016
American Funds Emerging Markets Bond Fund | J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.75%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.86%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.07%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2016
American Funds Emerging Markets Bond Fund | Lipper Emerging Markets Hard Currency Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.81%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.32%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2016
American Funds Emerging Markets Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.46%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.96%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 469
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	671
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	890
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,519
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.57%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.02%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 22, 2016
American Funds Emerging Markets Bond Fund | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.46%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.23%
Other expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.99%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 447
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	656
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	882
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,531
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.39%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.99%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2016
American Funds Emerging Markets Bond Fund | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.46%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.77%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 279
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	556
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	958
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,606
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	556
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	958
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,606
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.81%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.04%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2016
American Funds Emerging Markets Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.46%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.72%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 274
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	541
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	932
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,831
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	174
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	541
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	932
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,831
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.77%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.00%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2016
American Funds Emerging Markets Bond Fund | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.46%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.23%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	377
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	653
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,442
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.50%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.49%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2016
American Funds Emerging Markets Bond Fund | Class 529-T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.46%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 349
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	563
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	793
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,454
American Funds Emerging Markets Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.46%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 345
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	547
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	767
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,398
American Funds Emerging Markets Bond Fund | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.46%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	305
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	530
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,177
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.30%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.28%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2016
American Funds Emerging Markets Bond Fund | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.46%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	217
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	378
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 846
Annual Return 2017	rr_AnnualReturn2017	13.14%
Annual Return 2018	rr_AnnualReturn2018	(4.01%)
Annual Return 2019	rr_AnnualReturn2019	13.94%
Annual Return 2020	rr_AnnualReturn2020	7.95%
Annual Return 2021	rr_AnnualReturn2021	(3.69%)
Annual Return 2022	rr_AnnualReturn2022	(12.10%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.10%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2016
Thirty Day Yield Caption	rr_ThirtyDayYieldCaption	Class F-2 annualized 30–day yield at December 31, 2022:
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	(800) 421-4225
Thirty Day Yield	rr_ThirtyDayYield	7.70%
American Funds Emerging Markets Bond Fund | Class F-2 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.26%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.84%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.38%)
American Funds Emerging Markets Bond Fund | Class F-2 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.15%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.70%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.45%
American Funds Emerging Markets Bond Fund | Class F-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.46%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.56%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	178
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	312
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 700
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.95%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 27, 2017
American Funds Emerging Markets Bond Fund | Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.46%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	324
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	562
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,247
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.07%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2016
American Funds Emerging Markets Bond Fund | Class 529-F-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.46%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	217
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	378
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 846
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.05%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.64%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2020
American Funds Emerging Markets Bond Fund | Class 529-F-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.46%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	198
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	345
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 773
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.02%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.59%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2020
American Funds Emerging Markets Bond Fund | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.46%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.67%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 169
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	906
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,975
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.78%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2016
American Funds Emerging Markets Bond Fund | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.46%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.36%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 159
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	495
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	854
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,867
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.84%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.90%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2016
American Funds Emerging Markets Bond Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.46%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	383
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	664
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,465
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.52%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.52%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2016
American Funds Emerging Markets Bond Fund | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.46%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	292
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	508
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,130
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.27%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2016
American Funds Emerging Markets Bond Fund | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.46%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	191
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	334
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 749
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.98%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2016
American Funds Emerging Markets Bond Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.46%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.56%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	178
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	312
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 700
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.95%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2016
American Funds Emerging Markets Bond Fund | Class R-2E
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.46%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	424
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	733
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,612
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.54%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.48%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2016
American Funds Emerging Markets Bond Fund | Class R-5E
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.46%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	226
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	394
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 882
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.08%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2016

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
[2]	Restated to reflect current fees.
[3]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least March 1, 2024. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.